Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies
The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31
, 2023
:

Fiscal Year	Amount
2024	$3,735
2025	7,464
2026	29,524
2027	26,145
2028	7,364

$74,232